Related and Interested Parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related and Interested Parties
Note 18 – Related and Interested Parties

Balances with related parties

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Trade and other payables	227	261	117

Expense amounts with respect to related parties

	Period ended December 31,	Period ended December 31,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	486	588	316
Legal and professional services	369	301	281
Share-based payments	482	777	488

Sales and Marketing expenses
Salaries, wages and related expenses	126	-	-
Professional services	16	-	-
Share-based payments	44	-	-

Research & Development expenses
Salaries, wages and related	259	338	121
Share-based payments	51	66	64

The senior executives of the Company are entitled to a salary, including standard social benefits and domestic travel expenses, an annual performance-based bonus and share-based compensation incentives. The directors of the Company are entitled to a service fee and share-based compensation (and in the case of the Chairman of the Board, domestic travel expenses and an annual performance-based bonus).

Mr. Kaufman, CEO of the company, and Yaron Kaiser, Chairman, are also founding partners of BlueOcean Sustainability Fund, LLC, doing business as BlueSoundWaves which provide to the Company marketing, promotional, consulting, and investor engagement services in the U.S., in exchange for warrants to purchase ordinary shares and restricted share units, which are recognized as share-based payments expenses. BlueSoundWaves is led by prominent investors Ashton Kutcher, Guy Oseary, and Effie Epstein.